UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 2,076	$ 2,743
Financial assets	2,281	2,575
Accounts and other receivable, net	4,511	4,306
Inventory, net	3,951	3,696
Other assets	1,372	1,173
Current assets	14,191	14,493
Financial assets	6,482	6,221
Accounts and other receivable, net	728	683
Other assets	373	411
Property, plant and equipment	13,119	13,982
Deferred income tax assets	736	761
Intangible assets	11,026	11,261
Equity accounted investments	1,586	1,690
Goodwill	5,284	5,244
Total assets	53,525	54,746
Current Liabilities
Accounts payable and other	11,047	10,416
Corporate borrowings	427	300
Non-recourse borrowings in subsidiaries of the partnership	1,367	1,417
Current liabilities	12,841	12,133
Accounts payable and other	7,411	7,516
Corporate borrowings	0	310
Non-recourse borrowings in subsidiaries of the partnership	20,491	21,749
Deferred income tax liabilities	1,586	1,701
Total liabilities	42,329	43,409
Equity
Limited partners	2,230	1,928
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset Management Inc.	1,993	1,564
Interest of others in operating subsidiaries	6,973	7,845
Total equity	11,196	11,337
Total equity and liabilities	$ 53,525	$ 54,746